Annual Report - Financial Statements



T. ROWE PRICE



                PERSONAL STRATEGY
                BALANCED FUND

                MAY 31, 1998

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                           Year                                            7/29/94
                                          Ended                                            Through
                                        5/31/98          5/31/97          5/31/96          5/31/95
NET ASSET VALUE
Beginning of period                 $     14.07      $     12.68      $     11.15      $     10.00
                                    ................................................................
Investment activities
 Net investment income                     0.46*            0.42*            0.41*            0.33*
 Net realized and
 unrealized gain (loss)                    2.15             1.69             1.56             1.08
                                    ................................................................

 Total from investment activities          2.61             2.11             1.97             1.41
                                    ................................................................
Distributions
 Net investment income                    (0.45)           (0.40)           (0.37)           (0.26)
 Net realized gain                        (0.35)           (0.32)           (0.07)              --
                                    ................................................................

 Total distributions                      (0.80)           (0.72)           (0.44)           (0.26)
                                    ................................................................
NET ASSET VALUE
End of period                       $     15.88      $     14.07      $     12.68      $     11.15
                                    ----------------------------------------------------------------

Ratios/Supplemental Data

Total return **                           19.15%*          17.21%*          17.97%*          14.35%*
 ....................................................................................................
Ratio of expenses to
average net assets                         1.05%*           1.05%*           1.05%*           1.05%+*
 ....................................................................................................
Ratio of net investment
income to average
net assets                                 3.09%*           3.20%*           3.44%*           3.74%+*
 ....................................................................................................
Portfolio turnover rate                    41.5%            54.0%            47.7%            25.8%+
 ....................................................................................................
Net assets, end of period
(in thousands)                      $   328,356      $   205,883      $   116,826      $    13,336
 ....................................................................................................



** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.
+  Annualized.


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
                                                                    May 31, 1998



PORTFOLIO OF INVESTMENTS                           Shares/Par             Value
--------------------------------------------------------------------------------
                                                                   In thousands
Common Stocks 57.6%

FINANCIAL 11.7%

Bank and Trust 6.9%

Abbey National (GBP)                                   44,000            $  785
 ................................................................................
ABN Amro Holdings (NLG)                                20,400               494
 ................................................................................
Air Liquide (L) (FRF)                                   2,040               402
 ................................................................................
BANC ONE                                               34,120             1,881
 ................................................................................
Banca Commerciale Italiana (ITL)                       86,000               508
 ................................................................................
Banco de Bilbao Vizcaya ADR                            13,200               670
 ................................................................................
Banco Frances del Rio ADR                               7,704               175
 ................................................................................
BankBoston                                              5,800               611
 ................................................................................
Bankgesellschaft Berlin (DEM)                          14,000               342
 ................................................................................
Barclay's (GBP)                                        23,255               621
 ................................................................................
Chase Manhattan                                        11,100             1,509
 ................................................................................
Citicorp                                                5,300               790
 ................................................................................
Deutsche Bank (DEM)                                     6,180               532
 ................................................................................
Development Bank of Singapore (SGD)                    12,100                73
 ................................................................................
Dresdner Bank (DEM)                                     7,000               394
 ................................................................................
First Union                                            10,200               564
 ................................................................................
HSBC Holdings (GBP)                                    24,072               629
 ................................................................................
J. P. Morgan                                            5,930               736
 ................................................................................
KeyCorp                                                 5,800               220
 ................................................................................
Kredietbank (BEF)                                         690               484
 ................................................................................
Mellon Bank                                            19,900             1,342
 ................................................................................
National City                                           8,300               562
 ................................................................................
NationsBank                                            20,500             1,553
 ................................................................................
Norwest                                                18,600               723
 ................................................................................
Overseas Chinese Bank (SGD)                            12,000                48
 ................................................................................
RHB Sakura Merchant Bankers (MYR)                       2,000                 1
 ................................................................................
Schweizerischer Bankverein (CHF)                        2,420               874
 ................................................................................
Societe Generale (FRF)                                  3,572               707
 ................................................................................
Societe Generale de Belgique (BEF)                      2,300               410
 ................................................................................
Svenska Handelsbank (SEK)                              11,000               463
 ................................................................................
U.S. Bancorp                                           16,500               646
 ................................................................................
Union Bank of Switzerland (CHF)                           440               740
 ................................................................................
Washington Mutual                                      20,170             1,426
 ................................................................................

3
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--------------------------------------------------------------------------------


                                                   Shares/Par             Value
--------------------------------------------------------------------------------
                                                                   In thousands

Wells Fargo                                               900           $   325
 ................................................................................
Westpac Bank (AUD)                                     40,000               264
 ................................................................................
                                                                         22,504
                                                                    ............
Insurance 1.8%

ACE Limited                                            21,800               777
 ................................................................................
American General                                        7,100               477
 ................................................................................
American International Group                            1,250               155
 ................................................................................
EXEL                                                    7,300               549
 ................................................................................
Hartford Financial Services                             1,300               143
 ................................................................................
Mid Ocean Limited                                       6,300               479
 ................................................................................
St. Paul Companies                                     21,400               950
 ................................................................................
Sumitomo Marine & Fire Insurance (JPY)                 48,000               267
 ................................................................................
Travelers Property Casualty (Class A)                  30,900             1,284
 ................................................................................
UNUM                                                    6,400               356
 ................................................................................
Willis-Corroon ADR                                     46,100               596
 ................................................................................
                                                                          6,033
                                                                    ............
Financial Services 3.0%

American Express                                       14,200             1,457
 ................................................................................
Associates First Capital (Class A)                      3,900               292
 ................................................................................
AXA (FRF)                                               6,300               717
 ................................................................................
Capital One Financial                                   3,700               369
 ................................................................................
DCB Holdings (MYR)                                     40,000                22
 ................................................................................
Fannie Mae                                             25,800             1,545
 ................................................................................
Freddie Mac                                            24,400             1,110
 ................................................................................
Household International                                 3,900               528
 ................................................................................
ING Groep (NLG)                                        12,884               885
 ................................................................................
Morgan Stanley Dean Witter Discover                     5,400               421
 ................................................................................
Pearson (GBP)                                          15,000               275
 ................................................................................
SLM Holding                                            10,400               415
 ................................................................................
Travelers Group                                        23,249             1,418
 ................................................................................
Unidanmark (Class A) (DKK)                              6,000               485
 ................................................................................
                                                                          9,939
                                                                    ............
Total Financial                                                          38,476
                                                                    ............
UTILITIES 4.0%

Telephone Services 2.5%

ALLTEL                                                  8,200               323
 ................................................................................
AT&T                                                   27,850             1,695
 ................................................................................

4
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--------------------------------------------------------------------------------


                                                   Shares/Par             Value
--------------------------------------------------------------------------------
                                                                   In thousands

BellSouth                                                 9,000          $  581
 ................................................................................
British Telecommunications ADR                            4,600             480
 ................................................................................
Compania de Telecomunicaciones de Chile ADR               4,350              97
 ................................................................................
Frontier                                                 27,000             822
 ................................................................................
Hong Kong Telecommunications ADR                          8,314             151
 ................................................................................
Nippon Telephone & Telecom (JPY)                             50             412
 ................................................................................
SBC Communications                                       43,200           1,679
 ................................................................................
Telecom Corp. of New Zealand ADR                          6,000             219
 ................................................................................
Telecom Italia (ITL)                                     52,775             399
 ................................................................................
Telecom Italia Mobile (ITL)                              80,000             473
 ................................................................................
Telefonica de Espana ADR                                  3,500             471
 ................................................................................
Telefonos de Mexico (Class L) ADR                         6,700             318
 ................................................................................
Telekom Malaysia (MYR)                                   25,500              58
 ................................................................................
                                                                          8,178
                                                                     ...........
Electric Utilities 1.5%

Electrabel (BEF)                                          1,090             273
 ................................................................................
Empresa Nacional de Electricidad Chile ADR                5,500              86
 ................................................................................
Endesa ADR                                                9,600             230
 ................................................................................
FirstEnergy                                              37,217           1,105
 ................................................................................
Hong Kong Electric (HKD)                                 71,000             208
 ................................................................................
PECO Energy                                              13,400             379
 ................................................................................
Texas Utilities                                          25,600           1,011
 ................................................................................
Unicom                                                   28,700             987
 ................................................................................
Veba (DEM)                                                9,780             642
 ................................................................................
                                                                          4,921
                                                                     ...........
Total Utilities                                                          13,099
                                                                     ...........

CONSUMER NONDURABLES 11.7%

Cosmetics 0.6%

Gillette                                                  2,100             246
 ................................................................................
International Flavors & Fragrances                       24,600           1,181
 ................................................................................
Kao (JPY)                                                40,000             598
 ................................................................................
                                                                          2,025
                                                                     ...........
Beverages 0.7%

Anheuser-Busch                                           24,600           1,130
 ................................................................................
Diageo ADR                                                5,875             266
 ................................................................................
LVMH (FRF)                                                1,045             219
 ................................................................................

5
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--------------------------------------------------------------------------------


                                                   Shares/Par             Value
--------------------------------------------------------------------------------
                                                                   In thousands

PepsiCo                                                 14,800           $  604
 ................................................................................
                                                                          2,219
                                                                     ...........
Food Processing 2.4%

Bestfoods                                               10,400              587
 ................................................................................
Cadbury Schweppes (GBP)                                  3,500               54
 ................................................................................
Cadbury Schweppes ADR                                    3,600              220
 ................................................................................
CSM (NLG)                                                4,800              258
 ................................................................................
Danisco (DKK)                                            4,800              299
 ................................................................................
Dean Foods                                               2,800              138
 ................................................................................
Eridania Beghin-Say (FRF)                                2,500              547
 ................................................................................
General Mills                                           12,960              885
 ................................................................................
Heinz                                                    5,500              292
 ................................................................................
Hershey Foods                                            4,200              291
 ................................................................................
Interstate Bakeries                                      2,700               87
 ................................................................................
McCormick                                               21,500              717
 ................................................................................
Nestle (CHF)                                               525            1,124
 ................................................................................
Ralston Purina                                           9,300            1,035
 ................................................................................
Sara Lee                                                25,100            1,478
 ................................................................................
                                                                          8,012
                                                                     ...........
Hospital Supplies/Hospital Management 1.0%

Abbott Laboratories                                      3,700              274
 ................................................................................
Arterial Vascular Engineering *                          4,200              130
 ................................................................................
Boston Scientific *                                      1,800              115
 ................................................................................
HealthSouth *                                           22,400              636
 ................................................................................
Medtronic                                                3,700              206
 ................................................................................
Smith & Nephew (GBP)                                    56,000              161
 ................................................................................
Tenet Healthcare *                                      11,300              395
 ................................................................................
Terumo (JPY)                                            39,000              590
 ................................................................................
United States Surgical *                                16,000              636
 ................................................................................
                                                                          3,143
                                                                     ...........
Pharmaceuticals 3.4%

American Home Products                                  36,560            1,766
 ................................................................................
Astra (Class B) (SEK)                                   12,000              233
 ................................................................................
Biogen *                                                 8,400              370
 ................................................................................
Bristol-Myers Squibb                                    12,400            1,333
 ................................................................................
Eli Lilly                                                4,300              264
 ................................................................................
Gehe (DEM)                                               3,100              166
 ................................................................................
Glaxo Wellcome ADR                                       6,800              367
 ................................................................................

6
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--------------------------------------------------------------------------------


                                                  Shares/Par              Value
--------------------------------------------------------------------------------
                                                                   In thousands

Johnson & Johnson                                      9,100            $   628
 ................................................................................
Merck                                                  7,600                890
 ................................................................................
Novartis (CHF)                                           470                796
 ................................................................................
Pfizer                                                15,020              1,574
 ................................................................................
Pharmacia & Upjohn                                    10,660                471
 ................................................................................
Schering-Plough                                        7,400                619
 ................................................................................
Takeda Chemical Industries (JPY)                      21,000                543
 ................................................................................
Warner-Lambert                                        16,800              1,072
 ................................................................................
                                                                         11,092
                                                                     ...........
Biotechnology 0.1%

Guidant                                                2,900                187
 ................................................................................
                                                                            187
                                                                     ...........
Health Care Services 0.3%

Altana AG (DEM)                                        3,100                243
 ................................................................................
United HealthCare                                     11,500                736
 ................................................................................
                                                                            979
                                                                     ...........
Miscellaneous Consumer Products  3.2%

Benetton Group (ITL)                                  14,560                318
 ................................................................................
Bridgestone (JPY)                                     24,000                548
 ................................................................................
Colgate-Palmolive                                     18,000              1,566
 ................................................................................
Hasbro                                                13,000                497
 ................................................................................
Huhtamaki (FIM)                                        1,500                 83
 ................................................................................
Kuraray (JPY)                                         29,000                243
 ................................................................................
Lion Nathan (NZD)                                    166,400                410
 ................................................................................
Mattel                                                 7,900                299
 ................................................................................
Newell                                                 9,400                454
 ................................................................................
Philip Morris                                         59,150              2,211
 ................................................................................
Procter & Gamble                                       4,100                344
 ................................................................................
Service Corp. International                           14,000                572
 ................................................................................
Stanley Works                                          5,100                242
 ................................................................................
Tomkins (GBP)                                         20,000                116
 ................................................................................
Tomkins ADR                                           11,100                257
 ................................................................................
Unifi                                                 14,300                557
 ................................................................................
Unilever N.V. ADR                                     11,200                884
 ................................................................................
UST                                                   30,400                809
 ................................................................................
Yue Yuen Industrial (HKD)                            127,000                228
 ................................................................................
                                                                         10,638
                                                                     ...........
Total Consumer Nondurables                                               38,295
                                                                     ...........

7
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--------------------------------------------------------------------------------


                                                  Shares/Par              Value
--------------------------------------------------------------------------------
                                                                   In thousands

CONSUMER SERVICES 6.4%

General Merchandisers 1.6%

Carrefour (FRF)                                          200             $  122
 ................................................................................
Dayton Hudson                                         17,600                816
 ................................................................................
Fred Meyer *                                          14,400                619
 ................................................................................
JUSCO (JPY)                                           18,000                313
 ................................................................................
Marui (JPY)                                           14,000                215
 ................................................................................
Neiman-Marcus *                                        7,600                259
 ................................................................................
Pinault Printemps (FRF)                                  900                741
 ................................................................................
Tesco (GBP)                                           45,482                401
 ................................................................................
Wal-Mart                                              20,600              1,137
 ................................................................................
Warnaco Group (Class A)                               16,900                697
 ................................................................................
                                                                          5,320
                                                                     ...........
Specialty Merchandisers 2.0%

American Stores                                       41,100              1,025
 ................................................................................
Christian Dior (FRF)                                   1,700                235
 ................................................................................
CVS                                                   10,635                747
 ................................................................................
Federated Department Stores *                          5,000                259
 ................................................................................
General Nutrition *                                    9,100                287
 ................................................................................
Home Depot                                             7,100                558
 ................................................................................
Kohl's *                                               6,200                295
 ................................................................................
Omron (JPY)                                           35,000                528
 ................................................................................
Safeway *                                             26,200                955
 ................................................................................
Toys "R" Us *                                         17,900                474
 ................................................................................
Tupperware                                            44,200              1,193
 ................................................................................
                                                                          6,556
                                                                     ...........
Entertainment and Leisure 1.2%

Carnival (Class A) ADR                                10,000                678
 ................................................................................
Disney                                                 6,700                758
 ................................................................................
Hilton                                                12,500                393
 ................................................................................
Hutchison Whampoa (HKD)                               97,000                507
 ................................................................................
McDonald's                                             5,200                341
 ................................................................................
Reader's Digest (Class A)                             35,600              1,015
 ................................................................................
Reader's Digest (Class B)                              8,500                239
 ................................................................................
Sharp (JPY)                                           16,000                120
 ................................................................................
                                                                          4,051
                                                                     ...........

8
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--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Media and Communications 1.6%

Asatsu (JPY)                                            14,000           $  277
 ................................................................................
CBS                                                     13,000              413
 ................................................................................
Elsevier (NLG)                                          12,000              187
 ................................................................................
France Telecom ADR *                                    13,500              760
 ................................................................................
R.R. Donnelley                                          21,700              976
 ................................................................................
Time Warner                                              9,400              731
 ................................................................................
Tribune                                                 12,000              803
 ................................................................................
U S WEST Media *                                         8,600              319
 ................................................................................
Valassis Communications *                                5,000              176
 ................................................................................
Vodafone ADR                                             5,600              615
 ................................................................................
                                                                          5,257
                                                                     ...........
Total Consumer Services                                                  21,184
                                                                     ...........
CONSUMER CYCLICALS 2.8%

Automobiles and Related 0.3%

Cycle & Carriage (SGD)                                  22,000               68
 ................................................................................
Federal-Mogul                                            4,000              237
 ................................................................................
Honda ADR                                                6,800              452
 ................................................................................
SPX *                                                    3,200              221
 ................................................................................
                                                                            978
                                                                     ...........
Building and Real Estate 1.6%

Cheung Kong Holdings (HKD)                              67,000              362
 ................................................................................
City Developments (SGD)                                 15,000               54
 ................................................................................
Crescent Real Estate Equities, REIT                     11,000              377
 ................................................................................
DBS Land (SGD)                                          20,000               22
 ................................................................................
Federal Realty Investment Trust, REIT                   36,600              906
 ................................................................................
Reckson Associates Realty, REIT                         33,100              823
 ................................................................................
Simon DeBartolo Group, REIT                             36,572            1,221
 ................................................................................
Starwood Hotels & Resorts, REIT                         31,000            1,463
 ................................................................................
                                                                          5,228
                                                                     ...........
Miscellaneous Consumer Durables 0.9%

Corning                                                 36,200            1,428
 ................................................................................
Masco                                                   10,200              574
 ................................................................................
OCE (NLG)                                                7,200              303
 ................................................................................
Ricoh (JPY)                                             34,000              367
 ................................................................................
Sony (JPY)                                               5,000              422
 ................................................................................
                                                                          3,094
                                                                     ...........
Total Consumer Cyclicals                                                  9,300
                                                                     ...........

9
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--------------------------------------------------------------------------------


                                                  Shares/Par              Value
--------------------------------------------------------------------------------
                                                                   In thousands

TECHNOLOGY 3.1%

Electronic Components 0.5%

ASM Lithography *                                      3,600             $  138
 ................................................................................
EMC *                                                 10,200                422
 ................................................................................
Intel                                                  6,200                443
 ................................................................................
Linear Technology                                      4,300                301
 ................................................................................
Maxim Integrated Products *                            8,200                274
 ................................................................................
                                                                          1,578
                                                                     ...........
Electronic Systems 0.5%

Hewlett-Packard                                        8,100                503
 ................................................................................
Honeywell                                              4,100                344
 ................................................................................
Nokia ADR                                             12,000                780
 ................................................................................
                                                                          1,627
                                                                     ...........
Information Processing 0.3%

COMPAQ Computer                                        9,900                270
 ................................................................................
Dell Computer *                                        3,500                288
 ................................................................................
Hitachi ADR                                            3,400                226
 ................................................................................
IBM                                                    2,800                329
 ................................................................................
                                                                          1,113
                                                                     ...........
Office Automation 0.0%

Xerox                                                  1,600                165
 ................................................................................
                                                                            165
                                                                     ...........
Specialized Computer 0.0%

Sun Microsystems *                                     1,800                 72
 ................................................................................
                                                                             72
                                                                     ...........
Telecommunications Equipment 1.3%

AirTouch Communications *                              8,000                381
 ................................................................................
Cisco Systems *                                        8,050                608
 ................................................................................
LM Ericsson (Class B) ADR                             18,000                502
 ................................................................................
Lucent Technologies                                    1,000                 71
 ................................................................................
MCI                                                   12,100                647
 ................................................................................
Telebras ADR                                           5,600                597
 ................................................................................
Tellabs *                                              8,500                584
 ................................................................................
WorldCom *                                            17,800                811
 ................................................................................
                                                                          4,201
                                                                     ...........

10
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--------------------------------------------------------------------------------


                                                   Shares/Par             Value
--------------------------------------------------------------------------------
                                                                   In thousands

Aerospace and Defense 0.5%

AlliedSignal                                           26,200        $    1,120
 ................................................................................
Boeing                                                    300                14
 ................................................................................
Raytheon (Class B)                                      8,500               465
 ................................................................................
                                                                          1,599
                                                                     ...........
Total Technology                                                         10,355
                                                                     ...........

CAPITAL EQUIPMENT 2.3%

Electrical Equipment 1.3%

ABB (CHF)                                                 200               339
 ................................................................................
Canon (JPY)                                            13,000               310
 ................................................................................
GE                                                     24,800             2,068
 ................................................................................
Matsushita Electric Works (JPY)                        22,000               184
 ................................................................................
Mitsubishi Electric (JPY)                              37,000                87
 ................................................................................
Siemens (DEM)                                           5,200               336
 ................................................................................
Tyco International                                     19,522             1,081
 ................................................................................
                                                                          4,405
                                                                     ...........
Machinery 1.0%

Cooper Industries                                       2,600               167
 ................................................................................
Danaher                                                14,400             1,041
 ................................................................................
GKN (GBP)                                              44,600               663
 ................................................................................
Man (DEM)                                               1,230               489
 ................................................................................
S I G Schweis (CHF) *                                     320               304
 ................................................................................
Teleflex                                               13,100               530
 ................................................................................
Valmet (FIM)                                            6,000               105
 ................................................................................
                                                                          3,299
                                                                     ...........
Total Capital Equipment                                                   7,704
                                                                     ...........

BUSINESS SERVICES AND
TRANSPORTATION 4.6%

Computer Service and Software 1.6%

Automatic Data Processing                               8,900               566
 ................................................................................
BMC Software *                                         16,800               774
 ................................................................................
Cadence Design Systems *                                7,100               250
 ................................................................................
First Data                                             17,684               588
 ................................................................................
Galileo International                                   9,600               378
 ................................................................................
Microsoft *                                            11,200               950
 ................................................................................


11
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--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Network Associates *                                     7,700       $      472
 ................................................................................
Oracle *                                                14,200              335
 ................................................................................
Parametric Technology *                                 21,300              653
 ................................................................................
SunGard Data Systems *                                  10,200              348
 ................................................................................
                                                                          5,314
                                                                     ...........
Distribution Services 0.1%

U.S. Foodservice *                                       8,845              293
 ................................................................................
                                                                            293
                                                                     ...........
Environmental 0.2%

USA Waste Services *                                    16,500              779
 ................................................................................
                                                                            779
                                                                     ...........
Transportation Services 0.0%

Mitsubishi Heavy Industries (JPY)                       31,000              108
 ................................................................................
                                                                            108
                                                                     ...........
Miscellaneous Business Services 1.5%

British Airport Authorities (GBP)                       25,047              299
 ................................................................................
Browning-Ferris                                         34,400            1,223
 ................................................................................
Cendant *                                               16,450              357
 ................................................................................
H&R Block                                               36,400            1,602
 ................................................................................
Omnicom                                                 11,700              548
 ................................................................................
Sime Darby (MYR)                                        48,000               38
 ................................................................................
Waste Management                                        27,760              902
 ................................................................................
                                                                          4,969
                                                                     ...........
Airlines 0.6%

Delta                                                   12,500            1,438
 ................................................................................
KLM (NLG)                                                6,000              237
 ................................................................................
KLM Royal Dutch Air ADR                                    700               27
 ................................................................................
Singapore Airlines (SGD)                                13,000               72
 ................................................................................
                                                                          1,774
                                                                     ...........
Railroads 0.6%

Burlington Northern Santa Fe                             3,900              388
 ................................................................................
Norfolk Southern                                        45,200            1,415
 ................................................................................
                                                                          1,803
                                                                     ...........
Total Business Services and Transportation                               15,040
                                                                     ...........
ENERGY 4.5%

Energy Services 0.7%

Camco International                                      4,300              300
 ................................................................................


12
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--------------------------------------------------------------------------------


                                                  Shares/Par              Value
--------------------------------------------------------------------------------
                                                                   In thousands

Cooper Cameron *                                       5,300         $      315
 ................................................................................
Elf Aquitaine ADR                                      5,000                343
 ................................................................................
Halliburton                                            8,500                403
 ................................................................................
Johnson Electric Holdings (HKD)                      123,600                478
 ................................................................................
TOTAL ADR                                              6,300                393
 ................................................................................
                                                                          2,232
                                                                     ...........
Exploration & Production 0.1%

Santos (AUD)                                          49,000                161
 ................................................................................
                                                                            161
                                                                     ...........
Integrated Petroleum - Domestic 1.6%

Atlantic Richfield                                    14,900              1,176
 ................................................................................
British Petroleum ADR                                 23,280              2,063
 ................................................................................
Occidental Petroleum                                  26,900                743
 ................................................................................
Unocal                                                 9,600                342
 ................................................................................
USX-Marathon                                          24,400                854
 ................................................................................
                                                                          5,178
                                                                     ...........
Integrated Petroleum - International 2.1%

Amoco                                                 34,300              1,434
 ................................................................................
ENI S.P.A. ADR                                         5,200                367
 ................................................................................
Exxon                                                 10,660                751
 ................................................................................
Mobil                                                 28,400              2,215
 ................................................................................
Repsol ADR                                             6,100                334
 ................................................................................
Royal Dutch Petroleum ADR                             10,000                561
 ................................................................................
Shell Transport & Trading ADR                          9,500                422
 ................................................................................
Texaco                                                16,800                970
 ................................................................................
                                                                          7,054
                                                                     ...........
Total Energy                                                             14,625
                                                                     ...........
PROCESS INDUSTRIES 4.2%

Diversified Chemicals 1.1%

Dow Chemical                                          13,900              1,347
 ................................................................................
DuPont                                                17,600              1,355
 ................................................................................
Hercules                                              23,000              1,013
 ................................................................................
                                                                          3,715
                                                                     ...........
Specialty Chemicals 1.8%

3M                                                     7,000                648
 ................................................................................
A. Schulman                                           17,700                354
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                   Shares/Par             Value
--------------------------------------------------------------------------------
                                                                   In thousands

Akzo Nobel (NLG)                                        1,600        $      334
 ................................................................................
BASF AG (DEM)                                          12,180               565
 ................................................................................
Bayer (DEM)                                            11,660               557
 ................................................................................
Great Lakes Chemical                                   34,740             1,390
 ................................................................................
Octel *                                                 7,385               161
 ................................................................................
Pall                                                   54,200             1,074
 ................................................................................
Sumitomo Chemicals (JPY)                               40,000               108
 ................................................................................
Technip (FRF)                                           5,000               717
 ................................................................................
                                                                          5,908
                                                                     ...........
Paper and Paper Products 0.8%

Dai Nippon Printing (JPY)                              15,000               247
 ................................................................................
Fort James                                             19,500               932
 ................................................................................
Kimberly-Clark                                         29,500             1,462
 ................................................................................
                                                                          2,641
                                                                     ...........
Forest Products 0.3%

Georgia-Pacific                                         8,300               533
 ................................................................................
International Paper                                     5,200               239
 ................................................................................
                                                                            772
                                                                     ...........
Building and Construction 0.2%

Blue Circle Industries (GBP)                           35,418               227
 ................................................................................
Holderbank Financiere Glarus (CHF)                        350               448
 ................................................................................
                                                                            675
                                                                     ...........
Total Process Industries                                                 13,711
                                                                     ...........
BASIC MATERIALS 0.8%

Metals 0.5%

Anglo American Platinum (ZAR)                          18,000               218
 ................................................................................
Inco                                                   31,100               447
 ................................................................................
Reynolds Metals                                        17,800             1,033
 ................................................................................
                                                                          1,698
                                                                     ...........
Mining 0.2%

Lonrho (GBP)                                           22,807               112
 ................................................................................
Lonrho Africa (GBP)                                    22,307                27
 ................................................................................
Newmont Mining                                          9,400               234
 ................................................................................
Rio Tinto (AUD)                                        19,500               235
 ................................................................................
                                                                            608
                                                                     ...........

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Miscellaneous Materials 0.1%

Crown Cork & Seal                                         2,900      $      150
 ................................................................................
Malayan Cement (MYR)                                     73,750              33
 ................................................................................
                                                                            183
                                                                     ...........
Total Basic Materials                                                     2,489
                                                                     ...........
MISCELLANEOUS 1.2%

Conglomerates 0.1%

Orkla (NOK)                                              17,200             392
 ................................................................................
                                                                            392
                                                                     ...........
Other Miscellaneous Common Stocks 1.1%

SPDR Trust                                               11,500           1,256
 ................................................................................
Other Miscellaneous Common Stocks                                         2,221
 ................................................................................
                                                                          3,477
                                                                     ...........
Total Miscellaneous                                                       3,869
                                                                     ...........
FOREIGN 0.3%

Europe 0.2%

AXA Colonia Konzern (DEM)                                 2,000             264
 ................................................................................
Svenska Cellulosa (SEK)                                   6,700             185
 ................................................................................
                                                                            449
                                                                     ...........
Foreign 0.1%

Bobst (CHF)                                                 236             446
 ................................................................................
                                                                            446
                                                                     ...........
Total Foreign                                                               895
                                                                     ...........
Total Common Stocks (Cost $148,635)                                     189,042
                                                                     ...........
Corporate Bonds 18.4%

Abbey National, Sub. Notes, 6.69%, 10/17/05         $   976,000             999
 ................................................................................
AEI Holding, Sr. Notes (144a), 10.00%, 11/15/07         275,000             276
 ................................................................................
Agricultural Minerals, Sr. Notes, 10.75%, 9/30/03       250,000             266
 ................................................................................
Agrium, 7.00%, 2/1/04                                   300,000             311
 ................................................................................
Ahmanson, H.F., Sub. Notes, 7.875%, 9/1/04              500,000             541
 ................................................................................
Airplane Pass Through Trust, 10.875%, 3/15/19           500,000             551
 ................................................................................
Allied Waste, Sr. Sub. Notes, 10.25%, 12/1/06           250,000             276
 ................................................................................
AMC Entertainment, Sr. Sub. Notes, 9.50%, 3/15/09       350,000             359
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

American Airlines, 9.71%, 1/2/07                        $   40,552    $       47
 ................................................................................
American Builders & Contractors Supply, Sr. Sub. Notes
  10.625%, 5/15/07                                         350,000           358
 ................................................................................
American Express, 7.60%, 8/15/02                           300,000           314
 ................................................................................
American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06       25,000            27
 ................................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05           500,000           538
 ................................................................................
Amerigas Partners L.P., Sr. Notes, 10.125%, 4/15/07        200,000           214
 ................................................................................
Ameriserve Food Distribution, Sr. Sub. Notes
  10.125%, 7/15/07                                         250,000           265
 ................................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                           20,000            22
 ................................................................................
AMR, Deb., 9.00%, 9/15/16                                  100,000           119
 ................................................................................
Archibald Candy, Sr. Secured Notes, 10.25%, 7/1/04         275,000           293
 ................................................................................
Associated Materials, 9.25%, 3/1/08                        500,000           514
 ................................................................................
Associates, Sr. Notes, 5.25%, 3/30/00                      700,000           692
 ................................................................................
Bank Nova Scotia, Sub. Notes, 6.25%, 9/15/08               152,000           151
 ................................................................................
Bay View Capital, Sub. Notes, 9.125%, 8/15/07              275,000           283
 ................................................................................
Bear Stearns, Sr. Notes, 8.25%, 2/1/02                     150,000           160
 ................................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                         660,000           666
 ................................................................................
Celestica International, Gtd. Sr. Sub. Notes
  10.50%, 12/31/06                                         350,000           384
 ................................................................................
Citicorp, Sub. Notes, 7.75%, 6/15/06                     1,300,000         1,414
 ................................................................................
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07             375,000           392
 ................................................................................
Coca-Cola Bottling Group, Sr. Sub. Notes
  9.00%, 11/15/03                                          150,000           158
 ................................................................................
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                 500,000           556
 ................................................................................
Comcast Cable Communications, 8.875%, 5/1/17               500,000           595
 ................................................................................
Communications & Power Industries, Sr. Sub. Notes
  12.00%, 8/1/05                                           500,000           560
 ................................................................................
Container Corporation of America, Sr. Notes
  9.75%, 4/1/03                                            250,000           269
 ................................................................................
Continental Airlines, 6.94%, 10/15/13                      672,767           695
 ................................................................................
Courtyard by Marriott II, Sr. Secured Notes
  10.75%, 2/1/08                                           100,000           110
 ................................................................................
Cox Communications, Deb., 7.25%, 11/15/15                  600,000           635
 ................................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03               500,000           534
 ................................................................................
Dayton Power & Light, 1st Mtg. Notes, 8.15%, 1/15/26       800,000           870
 ................................................................................
Delta Mills, Sr. Notes, 9.625%, 9/1/07                     250,000           256
 ................................................................................
Discover Card Master Trust I, 7.75%, 4/16/02               100,000           102
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Doane Products, Sr. Notes, 10.625%, 3/1/06          $     415,000    $       450
 ................................................................................
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                  500,000            516
 ................................................................................
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                    350,000            359
 ................................................................................
Eli Lilly, 7.125%, 6/1/25                               1,120,000          1,217
 ................................................................................
Energy Corporation of America, Sr. Sub. Notes
  9.50%, 5/15/07                                          500,000            494
 ................................................................................
Enhance Financial Services, Deb., 6.75%, 3/1/03           500,000            509
 ................................................................................
EOP Operating, Sr. Notes (144a), 6.75%, 2/15/08         1,100,000          1,102
 ................................................................................
Fairchild Semiconductor, Sr. Sub. Notes
  10.125%, 3/15/07                                        500,000            518
 ................................................................................
Fairfax Financial Holdings, 8.25%, 10/1/15                500,000            556
 ................................................................................
Falcon Building Products, Gtd. Sr. Sub. Notes
  9.50%, 6/15/07                                          100,000            102
 ................................................................................
First Federal Financial, 11.75%, 10/1/04                  250,000            281
 ................................................................................
First National Bank of Boston, Sub. Notes,
  8.00%, 9/15/04                                          700,000            758
 ................................................................................
First USA Bank, Sr. Notes, 5.85%, 2/22/01                 500,000            497
 ................................................................................
Fleet Norstar Group, Sub. Notes, 9.90%, 6/15/01           100,000            110
 ................................................................................
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06            250,000            274
 ................................................................................
Florida Power, 1st Mtg. Notes, 6.125%, 3/1/03             210,000            211
 ................................................................................
Ford Motor Credit, MTN, 7.60%, 3/29/00                     50,000             51
 ................................................................................
Frontiervision, Sr. Sub. Notes, 11.00%, 10/15/06          250,000            278
 ................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
  11.00%, 11/15/05                                        500,000            550
 ................................................................................
Furon, Sr. Sub. Notes (144a), 8.125%, 3/1/08              500,000            495
 ................................................................................
General Electric Capital, 8.625%, 6/15/08                 100,000            118
 ................................................................................
Grand Casino, 1st Mtg. Notes, 10.125%, 12/1/03            500,000            540
 ................................................................................
Harcourt General, Deb., 7.20%, 8/1/27                   2,000,000          2,011
 ................................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05              500,000            547
 ................................................................................
HMC Acquisition Properties, Sr. Notes,
  9.00%, 12/15/07                                          50,000             54
 ................................................................................
Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05           250,000            264
 ................................................................................
IMC Home Equity Loan Trust, 6.40%, 6/1/28                 867,000            867
 ................................................................................
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05        350,000            385
 ................................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06         350,000            371
 ................................................................................
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09             500,000            511
 ................................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                   500,000            569
 ................................................................................
Lehman Brothers Holdings, 7.41%, 5/25/99                  200,000            203
 ................................................................................
Lenfest Communications, Sr. Notes, 8.375%, 11/1/05         30,000             31
 ................................................................................
Long Island Lighting, Deb., 7.05%, 3/15/03                 75,000             76
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Loomis Fargo & Company, Sr. Sub. Notes
  10.00%, 1/15/04                                      $  250,000    $       253
 ................................................................................
Marcus Cable, Gtd. Sr. Disc. Notes, STEP,
  0%, 8/1/04                                              350,000            336
 ................................................................................
Maxxam Group Holdings, Sr. Secured Notes
  12.00%, 8/1/03                                          250,000            271
 ................................................................................
Nextel Communications, Sr. Disc. Notes
  STEP, 0%, 10/31/07                                      800,000            516
 ................................................................................
Northland Cable Television, Sr. Sub. Notes
  10.25%, 11/15/07                                        250,000            264
 ................................................................................
Northrop Grumman, 7.00%, 3/1/06                           630,000            650
 ................................................................................
Ocwen Financial, Sr. Notes, 11.875%, 10/1/03              200,000            228
 ................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06            150,000            167
 ................................................................................
Paine Webber Group, 8.25%, 5/1/02                         500,000            533
 ................................................................................
Plastic Containers, Sr. Secured Notes,
  10.00%, 12/15/06                                        540,000            586
 ................................................................................
Praxair, Deb., 8.70%, 7/15/22                             700,000            764
 ................................................................................
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07       350,000            375
 ................................................................................
Principal Mutual (144a)
  7.875%, 3/1/24                                          250,000            265
  ..............................................................................
  8.00%, 3/1/44                                           100,000            109
  ..............................................................................
Public Service Electric & Gas, 1st Ref. Mtg. Notes
  7.00%, 9/1/24                                           300,000            299
 ................................................................................
Quest Diagnostics, Gtd. Sr. Sub. Notes,
  10.75%, 12/15/06                                        475,000            532
 ................................................................................
Rio Hotel & Casino, Sr. Sub. Notes
  9.50%, 4/15/07                                          100,000            107
  ..............................................................................
  10.625%, 7/15/05                                        250,000            270
  ..............................................................................
Rite Aid, 7.125%, 1/15/07                                 500,000            520
 ................................................................................
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
  10.00%, 3/15/05                                         250,000            276
 ................................................................................
Rouse, 8.50%, 1/15/03                                      25,000             27
 ................................................................................
Safelite Glass, Sr. Sub. Notes (144a),
  9.875%, 12/15/06                                        250,000            265
 ................................................................................
Sea Containers Ltd., Sr. Sub. Deb., 12.50%, 12/1/04       135,000            151
 ................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03               25,000             26
 ................................................................................
Showboat, 1st Mtg. Bonds, 9.25%, 5/1/08                   250,000            270
 ................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes
  STEP, 0%, 6/15/05                                       500,000            564
 ................................................................................
Smithfield Foods, Sr. Sub. Notes (144a),
  7.625%, 2/15/08                                          50,000             50
 ................................................................................
Specialty Retailers, Sr. Notes, 8.50%, 7/15/05            100,000            103
 ................................................................................
Sprint Spectrum, Sr. Notes, 11.00%, 8/15/06               500,000            576
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Standard Credit Card Master Trust, 5.50%, 2/7/00       $  100,000    $       100
 ................................................................................
Synthetic Industries, Sr. Sub. Notes, 9.25%, 2/15/07      350,000            364
 ................................................................................
TCI Communications, Deb. Notes, 8.75%, 8/1/15             540,000            634
 ................................................................................
Tele-Communications, Sr. Notes, 8.25%, 1/15/03            600,000            645
 ................................................................................
Tele-Communications, Deb., 8.75%, 2/15/23                 500,000            535
 ................................................................................
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07         250,000            256
 ................................................................................
Tenneco, 8.20%, 11/15/99                                   25,000             26
 ................................................................................
Texas Bottling Group, Sr. Sub. Notes, 9.00%, 11/15/03     100,000            106
 ................................................................................
Texas Utilities, 1st Mtg. Bonds
  7.375%, 10/1/25                                       1,000,000          1,023
  ..............................................................................
  7.875%, 4/1/24                                           30,000             32
  ..............................................................................
Texas Utilities, 1st Mtg. Notes, 8.00%, 6/1/02            100,000            106
 ................................................................................
Texas-New Mexico Power, Deb., 12.50%, 1/15/99             120,000            124
 ................................................................................
Time Warner Entertainment, Deb., 8.375%, 3/15/23        1,200,000          1,395
 ................................................................................
Union Planters Trust Capital, Gtd. Bonds,
  8.20%, 12/15/26                                       1,225,000          1,302
 ................................................................................
United Air Lines, 9.20%, 3/22/08                          215,472            246
 ................................................................................
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                 250,000            263
 ................................................................................
USF&G Capital II, Gtd. Notes,
  8.47%, 1/10/27                                        1,000,000          1,113
 ................................................................................
Vesta Insurance Group, Deb., 8.75%, 7/15/25             1,000,000          1,189
 ................................................................................
Viasystems, Sr. Sub. Notes, 9.75%, 6/1/07                 500,000            521
 ................................................................................
Wal-Mart, Deb., 7.25%, 6/1/13                           1,310,000          1,436
 ................................................................................
Westamerica Bank, Sub. Notes, 6.99%, 9/30/03              250,000            251
 ................................................................................
Windy Hill Pet Food, Sr. Sub. Notes, 9.75%, 5/15/07       500,000            540
 ................................................................................
Worldcom, 7.75%, 4/1/07                                   430,000            464
 ................................................................................
YPF Sociedad Anonima, 7.75%, 8/27/07                      145,000            149
 ................................................................................
Miscellaneous Corporate Bonds                                              6,591
 ................................................................................
Total Corporate Bonds (Cost $58,332)                                      60,411
                                                                     ...........
Foreign Government Obligations/
Agencies 2.0%

Commonwealth of Australia
  9.50%, 8/15/03                                AUD        10,000              7
 ................................................................................
European Investment Bank
  3.00%, 9/20/06                                JPY    87,000,000            706
  ..............................................................................
  4.625%, 2/26/03                               JPY   173,000,000          1,463
 ................................................................................
Federal Republic of Germany
  6.00%, 7/4/07                                 DEM       715,000            433
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Federal Republic of Germany
  6.50%, 7/15/03                                 DEM       80,000    $      49
  ..............................................................................
  8.375%, 5/21/01                                DEM    1,400,000          873
  ..............................................................................
  8.50%, 8/21/00                                 DEM       65,000           40
 ................................................................................
Government of Canada
  6.50%, 6/1/04                                  CAD        9,000            7
  ..............................................................................
  8.50%, 4/1/02                                  CAD      645,000          493
  ..............................................................................
  9.75%, 6/1/21                                  CAD       30,000           31
 ................................................................................
Government of France
  5.50%, 4/25/07                                 FRF    2,480,000          433
  ..............................................................................
  8.25%, 2/27/04                                 FRF      324,000           64
  ..............................................................................
  8.50%, 11/25/02                                FRF    4,766,000          926
 ................................................................................
Government of Japan++
  4.50%, 6/20/03                                 JPY   15,700,000          132
 ................................................................................
Int'l Bank for Reconstruction & Development
  6.75%, 3/15/00                                 JPY    2,000,000           16
 ................................................................................
Kingdom of Belgium
  7.25%, 4/29/04                                 BEF      750,000           23
 ................................................................................
Kingdom of Denmark
  7.00%, 12/15/04                                DKK       55,000            9
 ................................................................................
Kingdom of Spain
  8.00%, 5/30/04                                 ESP      100,000            1
 ................................................................................
Kingdom of Sweden
  6.00%, 2/9/05                                  SEK      100,000           13
 ................................................................................
Republic of Italy
  8.50%, 8/1/04                                  ITL  100,000,000           68
 ................................................................................
United Kingdom Treasury Notes
  7.50%, 12/7/06                                 GBP      140,000          255
  ..............................................................................
  8.00%, 6/10/03                                 GBP      303,000          548
  ..............................................................................
  8.50%, 12/7/05                                 GBP       10,000           19
  ..............................................................................
  9.00%, 3/3/00                                  GBP       24,000           41
 ................................................................................
Total Foreign Government Obligations/Agencies (Cost $7,065)              6,650
                                                                     ...........
U.S. Government Mortgage-Backed
Securities 11.5%

Federal Home Loan Mortgage Corp.
  5.75%, 4/15/08                                  $     2,000,000        1,978
  ..............................................................................
  6.00%, 4/1/24 - 11/1/25                                 231,956          226
  ..............................................................................

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  in thousands

Federal Home Loan Mortgage Corp.
  6.50%, 10/1/08 - 3/15/11                      $    3,523,872      $    3,583
  ............................................................................
  7.00%, 10/1/08 - 10/1/25                             111,442             113
  ............................................................................
  8.00%, 1/1/25                                        132,247             137
  ............................................................................
  9.00%, 11/1/04                                        20,094              21
 ..............................................................................
Federal National Mortgage Assn
  6.00%, 9/1/08                                         71,744              71
  ............................................................................
  6.50%, 3/1/09 - 8/1/23                               204,969             206
  ............................................................................
  7.00%, 8/1/23 - 1/1/26                               612,648             622
  ............................................................................
  7.50%, 11/1/07                                       106,079             109
  ............................................................................
  8.00%, 5/1/07 - 6/1/10                               112,758             117
  ............................................................................
  8.50%, 8/1/06 - 11/1/21                               61,387              64
  ............................................................................
  9.00%, 5/1/01                                         27,214              28
  ............................................................................
  REMIC, 8.00%, 2/25/07                                100,000             104
 ..............................................................................
Government National Mortgage Assn., I
  6.00%, 5/15/17 - 12/15/23                          2,872,906           2,821
  ............................................................................
  6.50%, 12/15/23 - 4/15/27                          6,456,480           6,437
  ............................................................................
  7.00%, 4/15/24 - 2/15/28                           9,346,420           9,498
  ............................................................................
  7.50%, 2/15/16 - 6/15/26                           2,620,444           2,713
  ............................................................................
  8.00%, 3/15/22 - 10/20/25                            903,757             838
  ............................................................................
  TBA, 7.00%, 2/15/28                                4,935,022           5,009
 ..............................................................................
Government National Mortgage Assn., II
  7.00%, 9/20/27                                     2,914,317           2,943
  ............................................................................
  8.00%, 10/20/25                                       99,328             103
 ..............................................................................
Merrill Lynch Trust
  6.00%, 3/20/18                                        10,372              10
 ..............................................................................
Total U.S. Government Mortgage-Backed Securities
  (Cost $36,803)                                                        37,751
                                                                      ........

U.S. GOVERNMENT OBLIGATIONS/Agencies 6.4%

Government Trust Certificates
  9.25%, 11/15/01                                       45,764              49
 ..............................................................................
Resolution Funding
  8.125%, 10/15/19                                     210,000             263
 ..............................................................................
Tennessee Valley Authority
  5.88%, 4/1/36                                      2,000,000           2,082
  ............................................................................
  6.235%, 7/15/45                                    2,000,000           2,088
  ............................................................................

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Tennessee Valley Authority
  6.875%, 12/15/43                                    $ 3,340,000    $   3,415
 ..............................................................................
U.S. Treasury Bonds
  6.75%, 8/15/26                                       11,800,000       13,181
 ..............................................................................
Total U.S. Government Obligations/Agencies (Cost $19,371)               21,078
                                                                      ........
SHORT-TERM INVESTMENTS 3.7%

Money Market Funds 3.7%

Reserve Investment Fund, 5.67%#                        12,124,036       12,124
 ..............................................................................
Total Short-Term Investments (Cost $12,124)                             12,124
                                                                      ........
Total Investments in Securities

99.6% of Net Assets (Cost $282,330)                                  $ 327,056

Other Assets Less Liabilities                                            1,300
                                                                      ........

NET ASSETS                                                           $ 328,356
                                                                      ........



    #  Seven-day yield
    *  Non-income producing
   ++ Securities contain some restrictions as to public resale--total of such securities at year-end amounts to 0.04% of net assets.
  ADR  American Depository Receipt
  MTN  Medium Term Note
 REIT  Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
  TBA To be announced security was purchased on a forward commitment basis 144a Security was purchased pursuant to Rule 144a under the Securities Act of
       1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to 0.78% of net assets.
  AUD  Australian dollar
  BEF  Belgian franc
  CAD  Canadian dollar
  CHF  Swiss franc
  DEM  German deutschemark
  DKK  Danish krone
  ESP  Spanish peseta
  FIM  Finnish mark
  FRF  French franc
  GBP  British sterling
  HKD  Hong Kong dollar
  ITL  Italian lira
  JPY  Japanese yen
  MYR  Malaysian ringgit
  NLG  Dutch guilder
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar
  ZAR  South African rand
    L  Local registered shares


The accompanying notes are an integral part of these financial statements.

22
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
                                                                  May 31, 1998

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value (cost $282,330)               $    327,056
Securities Lending Collateral Pool                                      23,498
Other assets                                                             5,464
                                                                  ............
Total assets                                                           356,018
                                                                  ............

Liabilities
Securities Lending Collateral                                           23,498
Other liabilities                                                        4,164
                                                                  ............
Total liabilities                                                       27,662
                                                                  ............

NET ASSETS                                                        $    328,356
                                                                  ............
Net Assets Consist of:

Accumulated net investment income - net of distributions          $      1,788
Accumulated net realized gain/loss - net of distributions                9,939
Net unrealized gain (loss)                                              44,704

Paid-in-capital applicable to 20,672,584 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                        271,925
                                                                  ............

NET ASSETS                                                        $    328,356
                                                                  ............

NET ASSET VALUE PER SHARE                                         $      15.88
                                                                  ............


The accompanying notes are an integral part of these financial statements.

23
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
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--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                          Year
                                                                         Ended
                                                                       5/31/98

Investment Income
Income
  Interest                                                        $      8,633
  Dividend                                                               2,978
                                                                  ............
  Total income                                                          11,611
                                                                  ............
Expenses
  Investment management                                                  1,685
  Shareholder servicing                                                    854
  Custody and accounting                                                   145
  Registration                                                              65
  Prospectus and shareholder reports                                        63
  Legal and audit                                                           14
  Directors                                                                  7
  Miscellaneous                                                             13
  Reimbursed to manager                                                     98
                                                                  ............
  Total expenses                                                         2,944
                                                                  ............
Net investment income                                                    8,667
                                                                  ............

Realized and unrealized gain (loss)
Net realized gain (loss)
  Securities                                                            12,425
  Foreign currency transactions                                            (27)
                                                                  ............
  Net realized gain (loss)                                              12,398
                                                                  ............

Change in net unrealized gain or loss
  Securities                                                            26,381
  Other assets and liabilities denominated in foreign currencies           (16)
                                                                  ............
  Change in net unrealized gain or loss                                 26,365
                                                                  ............
Net realized and unrealized gain (loss)                                 38,763
                                                                  ............

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $ 47,430
                                                                  ------------


The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands


                                                          Year
                                                         Ended
                                                       5/31/98         5/31/97

Increase (Decrease) in Net Assets

Operations
 Net investment income                               $   8,667       $   5,318
 Net realized gain (loss)                               12,398           6,233
 Change in net unrealized gain or loss                  26,365          15,321
                                                     .........................
 Increase (decrease) in net assets from operations      47,430          26,872
                                                     .........................

Distributions to shareholders
 Net investment income                                  (8,060)         (4,810)
 Net realized gain                                      (5,729)         (3,853)
                                                     .........................
 Decrease in net assets from distributions             (13,789)         (8,663)
                                                     .........................

Capital share transactions*
 Shares sold                                           141,418         116,218
 Distributions reinvested                               13,698           7,930
 Shares redeemed                                       (66,284)        (53,473)
                                                     .........................
 Increase (decrease) in net assets from capital
 share transactions                                     88,832          70,675
                                                     .........................
Net equalization                                            --             173
                                                     .........................

Net Assets

Increase (decrease) during period                      122,473          89,057
Beginning of period                                    205,883         116,826
                                                     .........................
End of period                                        $ 328,356       $ 205,883
                                                     -------------------------
*Share information
 Shares sold                                             9,497           8,913
 Distributions reinvested                                  933             607
 Shares redeemed                                        (4,395)         (4,096)
                                                     .........................
 Increase (decrease) in shares outstanding               6,035           5,424




The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
                                                                  May 31, 1998

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

        T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

        The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

        Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

        Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

        Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

        For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

        Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

        Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales

26
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

        of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

        Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss on securities.

        Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective June 1, 1997, the fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change.


NOTE 2 - INVESTMENT TRANSACTIONS

        Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

        Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. Treasury securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At May 31, 1998, the value of loaned securities was $22,655,000; aggregate collateral consisted of $23,498,000 in the securities lending collateral pool.

        Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $130,337,000 and $76,065,000, respectively,

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

        for the year ended May 31, 1998. Purchases and sales of U.S. government securities aggregated $60,277,000 and $36,667,000, respectively, for the year ended May 31, 1998.


NOTE 3 - FEDERAL INCOME TAXES

        No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

        In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 1998. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.
        ------------------------------------------------------------------------

        Undistributed net investment income                        $      8,000
        Paid-in-capital                                                  (8,000)

        At May 31, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $282,330,000, and net unrealized gain aggregated $44,726,000, of which $50,510,000 related to appreciated investments and $5,784,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

        The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $177,000 was payable at May 31, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At May 31, 1998, and for the year then ended, the effective annual group fee rate was 0.32% . The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

        Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 1998, which would cause the

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

        fund's ratio of expenses to average net assets to exceed 1.05%. Thereafter, through May 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.05%. Pursuant to this and a previous agreement, $178,000 of unaccrued 1995-1997 fees and expenses were repaid during the year ended May 31, 1998, and $62,000 remains subject to reimbursement through May 31, 2000.

        In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $817,000 for the year ended May 31, 1998, of which $75,000 was payable at period-end.

        The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 1998, totaled $275,000 and are reflected as interest income in the accompanying Statement of Operations.

        During the year ended May 31, 1998, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $3,422,000 with certain affiliates of the manager and paid commissions of $11,000 related thereto.

29
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
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--------------------------------------------------------------------------------
TAX INFORMATION FOR THE TAX YEAR ENDED 05/31/98
--------------------------------------------------------------------------------

 We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

 The fund's distributions to shareholders included:

 . $1,448,000 from short-term capital gains,

 . $4,281,000 from long-term capital gains; of which $1,603,000 was subject to the 20% rate gains category and $2,678,000 to the 28% rate gains category.

 For corporate shareholders, $1,949,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

30
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
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--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of
T. Rowe Price Personal Strategy Funds, Inc.

        We have audited the accompanying statement of assets and liabilities of
        T. Rowe Price Personal Strategy Balanced Fund (the "Fund") as of May 31, 1998, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, and for the period July 29, 1994 (commencement of operations) through May 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1998, by correspondence with the custodian and the brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Balanced Fund as of May 31, 1998, the results of its operations, the changes in its net assets, and financial highlights for each of the periods stated in the first paragraph, in conformity with generally accepted accounting principles.

        COOPERS & LYBRAND
        L.L.P. Baltimore, Maryland
        June 17, 1998

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607



[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.          C11-055  5/31/98